Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share premium [member]	Reserve of share-based payments [member]	Reserve of exchange differences on translation [member]	Revaluation surplus [member]	Retained earnings [member]	Treasury shares [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2021	$ 63,397	$ 6,725	$ 5	$ (352)	$ (30,127)	$ (12,644)	$ 27,004		$ 27,004
IfrsStatementLineItems [Line Items]
Total loss and income					(20,577)		(20,577)	242	(20,335)
Total other comprehensive loss			285	(407)			(122)		(122)
Acquisitions of commons shares for Restricted Share Unit (RSU) plan						(8,060)	(8,060)		(8,060)
Release of treasury shares	(5,742)					5,742
Issuance of Restricted Share Units	4,886	(4,886)
Exercise of stock options	663	(398)					4,775		4,775
Equity-settled share-based payment		18,867					18,867		18,867
Adjustment arising from change in non-controlling interest							244	21	265
Shares issue as part of Expetitle and LemonBrew Acquisitions		4,775					21		21
Balance at Dec. 31, 2022	63,204	25,083	290	(759)	(50,704)	(14,962)	22,152	263	22,415
IfrsStatementLineItems [Line Items]
Total loss and income					(27,501)		(27,501)	285	(27,216)
Total other comprehensive loss			(28)	330			302		302
Member draws								(339)	(339)
Acquisitions of commons shares for Restricted Share Unit (RSU) plan						(2,865)	(2,865)		(2,865)
Release of treasury shares	(17,570)					17,570
Issuance of Restricted Share Units	16,407	(16,407)
Exercise of stock options	888	(386)					502		502
Shares withheld for taxes	(362)						(362)		(362)
Equity-settled share-based payment		44,647					44,647		44,647
Balance at Dec. 31, 2023	$ 62,567	$ 52,937	$ 262	$ (429)	$ (78,205)	$ (257)	$ 36,875	$ 209	$ 37,084